Commitments (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Finance and Operating Leases
2023	$ 16,273,000
2024	15,799,000
2025	15,590,000
2026	15,299,000
2027	15,021,000
Thereafter	$ 11,551,000
Scherer Unit No. 2
Long-term Purchase Commitment [Line Items]
Ownership interest (as a percent)	60.00%
Coal
Long-term Purchase Commitment [Line Items]
2023	$ 26,891,000
2024	26,070,000
2025	10,426,000
Nuclear Fuel
Long-term Purchase Commitment [Line Items]
2023	78,780,000
2024	39,690,000
2025	32,280,000
2026	28,980,000
2027	26,580,000
Thereafter	67,170,000
Gas Transportation
Long-term Purchase Commitment [Line Items]
2023	63,850,000
2024	62,818,000
2025	62,775,000
2026	68,872,000
2027	67,188,000
Thereafter	824,627,000
Maintenance Agreements
Long-term Purchase Commitment [Line Items]
Cancellation obligation	96,796,000
2023	29,720,000
2024	57,749,000
2025	43,025,000
2026	15,736,000
2027	3,237,000
Thereafter	316,160,000
Asset Retirement Obligations
Long-term Purchase Commitment [Line Items]
2023	16,709,000
2024	52,003,000
2025	46,128,000
2026	49,445,000
2027	67,384,000
Thereafter	$ 3,416,582,000